CONVERTIBLE PREFERRED SHARES (Details Narrative) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Apr. 04, 2022	Mar. 06, 2022	Oct. 13, 2020	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Investment amount
Exercised installments				$ 1,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of convertible preferred shares		10,256	51,282
Investment amount		$ 195
Proceeds after deduction						$ 9,965
Exercised installments		$ 2,000
Conversion of stock, shares issued	61,538
Issuance of convertible preferred shares	338,459
Series A Preferred Stock [Member] | Knorr Bremse [Member]
Class of Stock [Line Items]
Investment amount			$ 10,000